Note 4 - Discontinued Operations (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Mar. 31, 2020	Apr. 01, 2019
Lessee, Operating Lease, Discount Rate	17.00%
Minimum [Member]
Lessee, Finance Lease, Discount Rate	10.20%
Maximum [Member]
Lessee, Finance Lease, Discount Rate	11.50%	11.50%
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset				$ 182,624
Operating Lease, Liability, Total				$ 190,173
Discontinued Operations [Member]
Accounts Receivable, Allowance for Credit Loss, Recovery	$ 24,768
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease), Total	(94,912)
Accounts Receivable, Allowance for Credit Loss, Writeoff	70,144
Deposits Assets, Noncurrent	82,904	$ 75,469	$ 91,504
Operating Lease, Right-of-Use Asset	0		$ 26,685
GB Sciences Louisiana, LLC [Member]
Disposal Group, Including Discontinued Operation, Assets, Total	$ 0